Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 29, 2011
Quarterly Financial Data (Unaudited)

12. Quarterly Financial Data (Unaudited)

	Fiscal Year 2010
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(in thousands)
Net sales	$39,882	$35,073	$34,804	$25,417
Gross profit	$20,592	$18,149	$18,782	$12,645
Income from operations.	$8,912	$8,401	$9,709	$2,621
Net income	$4,328	$5,115	$5,861	$1,591

	Fiscal Year 2009
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(in thousands)
Net sales	$24,607	$19,501	$20,008	$15,251
Gross profit	$12,932	$10,204	$10,919	$8,068
Income from operations	$4,580	$4,053	$5,591	$3,258
Net income	$2,788	$2,450	$3,390	$1,976